Cover	Aug. 31, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2026
Entity File Number	001-42936
Entity Registrant Name	CHARGING ROBOTICS INC.
Entity Central Index Key	0001459188
Entity Tax Identification Number	20-2274999
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	20 Raul Wallenberg Street
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6971916
City Area Code	972
Local Phone Number	54 642-0352
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false